ACCOUNTING POLICIES - Parent Company's Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Better Packages, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Capstone Polyweave Private Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	55.00%	55.00%
FIBOPE Portuguesa-Filmes Biorientados, S.A.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
GPCP, Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	50.10%	50.10%
Intertape Packaging UK Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Intertape Polymer Corp.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Europe GmbH
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Japan GK
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Polymer Woven USA Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Woven Products Services, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Intertape Woven Products, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Asia Private Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG (US) Holdings Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG (US) Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius Holding Company Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius II Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
IPG Mauritius Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Nuevopak Global Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Nuevopak GmbH
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Nuevopak (Jiangmen) Environmental & Technology Company Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Nuevopak Technology Company Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Octo Packaging Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	0.00%
Polyair Canada Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Polyair Corporation
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%
Spuntech Fabrics Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest and Voting Power Held as of:	100.00%	100.00%